Organization and Principal Activities (Details) - Schedule of Balance Sheet - Consolidated Entity, Excluding VIE [Member] - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Current assets
Cash and cash equivalents	¥ 3,286	¥ 277
Restricted cash	500	500
Accounts receivable, net	40,838	52,241
Prepaid expenses and other current assets, net	75,154	70,202
Due from related parties	618	584
Inventories	13,607	16,169
Total current assets	134,003	139,973
Non-current assets
Property and equipment, net	58,785	61,411
Operating lease right-of-use assets, net	11,226	13,030
Intangible assets, net	1,066	1,677
Equity method investment
Other non-current assets	222
Total non-current assets	71,299	76,118
Total assets	205,302	216,091
Current liabilities
Accounts payable	102,782	126,683
Short-term borrowings	47,430	53,935
Current portion of long-term borrowings	1,080	1,080
Due to related parties	9,789	4,705
Lease liability	3,803	3,673
Other payables and accrued liabilities	37,025	48,941
Income tax payables	18	18
Total current liabilities	201,927	239,035
Non-current liabilities
Long-term borrowings	6,330	6,870
Government grants	8,395	8,697
Deferred tax liability	210	295
Lease liability - non-current	8,941	10,876
Total non-current liabilities	23,876	26,738
Total liabilities	225,803	265,773
Assets classified as discontinued operation	307	292
Liabilities classified as discontinued operation	¥ 819	¥ 781